Note 7 - Capital Stock and Reserves (Details Textual)			1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended	36 Months Ended
	Nov. 15, 2025	Apr. 01, 2025	Mar. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares $ / shares shares	Dec. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2028	Aug. 24, 2023 CAD ($) shares	Mar. 31, 2023 CAD ($) shares
Statement Line Items [Line Items]
Flow-through premium liability			$ 11,666	$ 1,416,512		$ 11,666		$ 1,416,512	$ 1,416,512		$ 11,666			$ 0
Payments for share issue costs						$ 177,401	$ 387,416	$ 675,557		$ 387,416
Number of share options granted in share-based payment arrangement								211,009			238,500
Number of share options expired in share-based payment arrangement								72,500
Share-based arrangement, payment reserve, forfeited								$ 344,467
Number of share options exercised in share-based payment arrangement								(0)			36,000
Exercise price of outstanding share options (in CAD per share) | $ / shares			$ 4.95			$ 4.95					$ 4.95
Number of share options outstanding in share-based payment arrangement			333,500	472,009		333,500		472,009	472,009		333,500			211,300
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares) | shares			800,000	800,000		800,000		800,000	800,000		800,000		800,000	0
Class of warrants or rights outstanding, value			$ 656,946	$ 325,068		$ 656,946		$ 325,068	$ 325,068		$ 656,946		$ 823,597
Agent warrants [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions								$ 22,000
Class of warrant or right outstanding 1 (in shares) | shares			49,039	206,055		49,039		206,055	206,055		49,039			5,765
Number of other equity instruments expired in share-based payment arrangement								5,765
The 2023 stock incentive plan [member]
Statement Line Items [Line Items]
Share-based compensation, number of shares authorized (in shares) | shares				1,500,000				1,500,000	1,500,000
Share options 1 [member]
Statement Line Items [Line Items]
Maximum percentage of outstanding stock allowed under share-based payment arrangement				10.00%				10.00%	10.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								36,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)								$ 3.91	$ 2.84
Share-based payment arrangement, options, fair value				$ 112,200				$ 112,200	$ 112,200
Options issued to directors and officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								83,194
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 2.76
Share-based payment arrangement, options, fair value				$ 167,600				$ 167,600	$ 167,600
Number of share options vested under share-based arrangements (in shares) | shares								51,323
Number of unvested stock options outstanding (in shares) | shares				31,871				31,871	31,871
Share options, vesting duration (Year)								3 years
Expense from share-based payment transactions								$ 113,676
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								55,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 2.76
Share-based payment arrangement, options, fair value				$ 91,100				$ 91,100	$ 91,100
Options issued to a director, officer, and consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								36,815
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 2.76
Share-based payment arrangement, options, fair value				77,400				$ 77,400	$ 77,400
Options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions				282,176	$ 128,900			$ 394,376		808,100
Performance stock options [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								0
Number of share options expired in share-based payment arrangement											15,000
Expense from share-based payment transactions				$ 0	$ 15,787			$ 0		47,361
Number of share options outstanding in share-based payment arrangement				0				0	0
Restricted share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions								$ 312,060		$ 0
Number of other equity instruments granted in share-based payment arrangement								222,491
Weighted average fair value at measurement date, other equity instruments granted				$ 605,176				$ 605,176	$ 605,176
Number of other equity instruments vested in share-based payment arrangement								79,317
Number of other equity instruments expired in share-based payment arrangement								(0)
Restricted share units [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement	5,362	40,276										89,674
Restricted share units vesting on April 25, 2025 or on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement								48,138
Restricted share units vesting on resignation [member]
Statement Line Items [Line Items]
Number of other equity instruments vested in share-based payment arrangement								7,862
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares								28,818
Increase (decrease) in equity, evaluation and exploration assets option agreement								$ 100,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares								12,106
Increase (decrease) in equity, evaluation and exploration assets option agreement								$ 50,000
Athabasca properties [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares								1,795,492
Increase (decrease) in equity, evaluation and exploration assets option agreement								$ 6,716,449
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Commitment to incur expenses				7,427,916				7,427,916	7,427,916
Tranche 2 of private placement [member]
Statement Line Items [Line Items]
Flow-through premium liability				57,012				57,012	57,012
Cash finder's fees paid								175
Legal and filing fees								22,869
Commitment to incur expenses				$ 1,455,129				1,455,129	$ 1,455,129
Qualifying CEE								$ 108,463
Tranche 2 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement								247,471
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 5.88				$ 5.88	$ 5.88
Proceeds from issuing other equity instruments								$ 1,455,129
Proceeds from exercise of warrants			$ 105,000					$ 480,000
Tranche 2 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				4				$ 4	4
Weighted average trading price (in CAD per share) | $ / shares				6				6	6
Tranche 2 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3.4				$ 3.4	$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares				51				51	51
Class of warrant or right, granted, value								$ 100
Second nonbrokered private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement								1,473,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3				$ 3	$ 3
Proceeds from issuing other equity instruments								$ 4,419,000
Proceeds from exercise of warrants								$ 368,250
Second nonbrokered private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				4				$ 4	4
Second nonbrokered private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement								162,730
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3				$ 3	$ 3
Proceeds from issuing other equity instruments								$ 201,400
Finders fee				$ 570,015				570,015	$ 570,015
Payments for share issue costs								$ 82,673
Tranche 2 of second private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement								1,022,500
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3.5				$ 3.5	$ 3.5
Proceeds from issuing other equity instruments								$ 3,578,750
Proceeds from exercise of warrants								255,625
Flow-through premium liability				$ 511,250				511,250	$ 511,250
Commitment to incur expenses				$ 3,578,750				3,578,750	$ 3,578,750
Qualifying CEE								$ 0
Tranche 2 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 4				$ 4	$ 4
Tranche 3 of second private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement								550,000
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 4.55				$ 4.55	$ 4.55
Proceeds from issuing other equity instruments								$ 2,502,500
Proceeds from exercise of warrants								137,500
Flow-through premium liability				$ 852,500				852,500	$ 852,500
Commitment to incur expenses				$ 2,502,500				2,502,500	$ 2,502,500
Qualifying CEE								$ 0
Tranche 3 of second private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 4				$ 4	$ 4